Provision for Income Taxes (Details Narrative) - Omnim2m, Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Net operating loss carry forward	$ 251,046	$ 216,067
Operating loss carry forward expiration, description	expiring through 2037	expiring through 2036